Business Combinations - Summary of fair value of assets acquired and liabilities assumed at the acquisition date (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	¥ 3,104	¥ 1,047
Trade and other receivables	9,604	4,899
Other current assets	6,933	76
Property, plant and equipment	2,181	729
Intangible assets	73,769	27,732
Other non-current assets	911	3,119
Trade and other payables	(9,396)	(1,408)
Other current liabilities	(22,535)	(6,603)
Other financial liabilities-non-current	(79,365)	(41,848)
Other non-current liabilities	(24,655)	(8,860)
Total identifiable net liabilities assumed	¥ (39,449)	¥ (21,117)